Annual Total Returns- Russell 2000 Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Russell 2000 Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.91%)	13.60%	35.36%	2.37%	(6.82%)	18.19%	12.06%	(13.23%)	22.62%	16.94%